Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficiency) (Parenthetical) - USD ($)	3 Months Ended		11 Months Ended
	Jun. 30, 2023	Mar. 31, 2022	Dec. 12, 2022
Reorganization, Chapter 11 [Line Items]
Debt principal amount			$ 3,961,000
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Gross proceeds	$ 11,015,500	$ 419,320	1,964,524
Issuance costs	$ 1,011,064	$ 26,019	99,140
Predecessor [Member] | Convertible Notes Payable [Member]
Reorganization, Chapter 11 [Line Items]
Debt principal amount			5,230,000
Accrued interest			428,888
Predecessor [Member] | Convertible Notes One Payable [Member]
Reorganization, Chapter 11 [Line Items]
Debt principal amount			3,961,000
Accrued interest			709,608
Derivative liability			$ 1,167,601